Movement in Capitalised Exploratory Well Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Extractive Industries [Abstract]
At the beginning of the year	$ 1,040	$ 794	$ 668
Additions to capitalised exploratory well costs pending the determination of proved reserves	120	297	186
Capitalised exploratory well costs charged to expense	0	(9)	(62)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	(6)	(42)	2
Sale of suspended wells	(65)	0	0
At the end of the year	$ 1,089	$ 1,040	$ 794